SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES Summary of Business and Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accumulated Other Comprehensive Income [Line Items]
Begining balance	$ (11,435)	$ (25,273)	$ (25,273)
Amounts reclassified from accumulated other comprehensive income (loss) to Cost of products sold	213	717	2,617
Pension liability adjustment			11,221
Other comprehensive income (loss)	213	717	13,838	3,385	(12,404)
Ending balance	(11,222)	(24,556)	(11,435)	(25,273)
Losses on Derivative Financial Instruments
Schedule of Accumulated Other Comprehensive Income [Line Items]
Begining balance		(335)	(335)
Amounts reclassified from accumulated other comprehensive income (loss) to Cost of products sold		144	335
Other comprehensive income (loss)		144	335
Ending balance		(191)	0
Defined Benefit Pension Items
Schedule of Accumulated Other Comprehensive Income [Line Items]
Begining balance	(11,435)	(24,938)	(24,938)
Amounts reclassified from accumulated other comprehensive income (loss) to Cost of products sold	213	573	2,282
Pension liability adjustment			11,221
Other comprehensive income (loss)	213	573	13,503
Ending balance	$ (11,222)	$ (24,365)	$ (11,435)